UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund:   BlackRock New York Municipal Income Trust II (BFY)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 148.0%

New York — 143.8%
Corporate — 4.9%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$140	$160,415
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	350	395,517
5.00%, 07/01/28	330	355,232
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 09/01/32	200	207,678
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 03/01/24	500	594,305
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,100	1,388,970
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	625	625,400

		3,727,517
County/City/Special District/School District — 32.1%
City of New York New York, GO, Refunding:
Series A, 5.00%, 08/01/30	1,700	1,997,075
Series E, 5.50%, 08/01/25	965	1,147,665
Series E, 5.00%, 08/01/30	500	567,380
City of New York New York, GO:
Series A-1, 4.75%, 08/15/25	500	511,890
Series G-1, 6.25%, 12/15/31	5	5,255
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	790,264
Sub-Series G-1, 6.25%, 12/15/18(b)	245	257,373
Sub-Series I-1, 5.38%, 04/01/36	135	141,724
City of New York New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	1,000	216,760
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,250	1,421,800
5.00%, 11/15/45	2,340	2,643,966

Security	Par (000)	Value
New York (continued)

County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	$1,750	$695,975
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	500	176,460
(AMBAC), 5.00%, 01/01/39	500	507,920
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/35(c)	500	271,190
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	104,880
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	400	405,452
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	400	400,584
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	505,430
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	528,625
County of Erie New York Fiscal Stability Authority, RB, Sales Tax and State Aid Secured Refunding Bonds, Series D:
5.00%, 09/01/35	45	53,940
5.00%, 09/01/36	40	47,833
5.00%, 09/01/37	45	53,642
5.00%, 09/01/38	70	83,311
5.00%, 09/01/39	55	65,407
County of Nassau New York, GO, Refunding Series B, 5.00%, 04/01/32	335	393,303
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	120	136,476
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	935	1,052,950
5.75%, 02/15/47	615	689,925
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
2nd Indenture, 5.00%, 02/15/45	565	652,264
Fiscal 2017, 5.00%, 02/15/42	700	811,769
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 07/15/47	1,400	1,510,558

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB (continued):
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	$500	$531,440
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	200	220,096
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,110,090
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,362,813
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,000	1,091,920
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	690	742,716
World Trade Center Project, 5.75%, 11/15/51	670	759,988

		24,668,109
Education — 25.9%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(b)	275	297,723
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	282,598
Manhattan College Project, 5.00%, 08/01/35	215	248,086
New York Law School Project, 5.00%, 07/01/41	155	170,198
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 01/01/39	500	517,985
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	440	503,149
Carnegie Hall, 4.75%, 12/01/39	700	734,594
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,000	1,075,440
Series B, 4.00%, 08/01/35	190	198,193

Security	Par (000)	Value
New York (continued)

Education (continued)
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 06/01/19(b)	$500	$532,685
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	280	308,249
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	100	107,506
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	125	137,806
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	165	192,433
4.00%, 07/01/46	310	325,088
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	1,000	1,115,080
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/38	240	271,706
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(b)	350	374,013
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	150	170,360
5.38%, 09/01/41	650	719,270
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	450	501,444
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	400	453,896
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	559,715

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Education (continued)
State of New York Dormitory Authority, RB (continued):
Fordham University, Series A, 5.50%, 07/01/36	$150	$168,024
Series B, 5.75%, 03/15/19(b)	300	315,906
State University Dormitory Facilities, Series A, 5.00%, 07/01/19(b)	250	263,528
State University Dormitory Facilities, Series A, 5.00%, 07/01/41	670	731,975
Touro College & University System, Series A, 5.25%, 01/01/34	1,200	1,308,120
University of Rochester, Series A, 5.13%, 07/01/19(b)	215	226,705
University of Rochester, Series A, 5.13%, 07/01/39	35	36,804
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 07/01/34	150	174,270
Brooklyn Law School, 5.75%, 07/01/33	250	264,860
Fordham University, 5.00%, 07/01/44	640	719,917
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	685	765,878
New York University, Series A, 5.00%, 07/01/37	600	677,472
Skidmore College, Series A, 5.25%, 07/01/29	200	223,636
Skidmore College, Series A, 5.25%, 07/01/31	300	333,801
State University Dormitory Facilities, Series A, 5.25%, 07/01/30	1,220	1,421,166
State University Dormitory Facilities, Series A, 5.25%, 07/01/32	700	809,837
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	310	358,468
Teachers College, 5.50%, 03/01/19(b)	650	681,434
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	210	240,618
Hofstra University Project, 4.00%, 07/01/37	220	230,707

Security	Par (000)	Value
New York (continued)

Education (continued)
Town of Hempstead New York Local Development Corp., Refunding RB (continued):
Hofstra University Project, 5.00%, 07/01/47	$100	$114,742

		19,865,085
Health — 14.2%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	185	193,473
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/40	300	331,521
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	210	210,197
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	203,790
5.00%, 12/01/46	320	357,590
Series A, 5.00%, 12/01/32	180	197,759
Series A, 5.00%, 12/01/37	250	272,230
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,425	1,591,354
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/17(b)	350	350,000
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	166,550
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	967,388
Series B, 6.00%, 11/01/20(b)	130	145,912
Series B, 6.00%, 11/01/30	20	22,028
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	539,650

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Health (continued)
State of New York Dormitory Authority, RB, Series A(b):
Healthcare, 5.00%, 03/15/19	$500	$521,775
New York State Association for Retarded Children, Inc., 6.00%, 07/01/19	250	266,997
New York University Hospitals Center, 5.75%, 07/01/20	425	468,635
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 07/01/29	130	135,438
Mount Sinai Hospital, Series A, 5.00%, 07/01/26	500	543,110
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,000	1,107,060
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	750	830,295
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	860	966,950
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 05/01/33	500	524,035

		10,913,737
Housing — 5.2%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	915	1,024,434
5.00%, 07/01/33	400	440,996
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	521,445
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	265	296,172
State of New York HFA, RB:
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	660	687,120

Security	Par (000)	Value
New York (continued)

Housing (continued)
State of New York HFA, RB (continued):
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	$985	$988,526

		3,958,693
State — 12.0%
City of New York New York Transitional Finance Authority, Refunding RB, Fiscal 2018:
Series S-1, 5.00%, 07/15/35	205	241,453
Series S-2, 5.00%, 07/15/35	205	241,453
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	912,343
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	340	388,736
Series A-2, 5.00%, 08/01/39	355	416,415
Sub-Series F-1, 5.00%, 05/01/38	580	679,128
Sub-Series F-1, 5.00%, 05/01/39	245	286,432
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	865,552
State of New York, GO, Series A, 5.00%, 02/15/39	500	519,035
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 02/15/42	250	289,468
General Purpose, Series B, 5.00%, 03/15/37	1,070	1,189,861
General Purpose, Series B, 5.00%, 03/15/42	1,000	1,107,280
General Purpose, Series C, 5.00%, 03/15/34	1,000	1,098,780
Sales Tax, Series A, 5.00%, 03/15/42	350	410,035

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	$500	$571,835

		9,217,806
Tobacco — 3.7%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	400	413,276
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	750	690,300
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	600	615,942
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	250	250,970
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	230	257,126
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	295	283,407
Westchester Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 5.13%, 06/01/51	355	361,812

		2,872,833
Transportation — 29.1%
Counties of Buffalo & Fort Erie Public Bridge Authority, RB, Toll Bridge System, 5.00%, 01/01/42	215	248,196
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	316,653
Series C, 6.50%, 11/15/28	145	152,230
Series E, 5.00%, 11/15/38	1,000	1,136,160
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	539,150
Green Bonds, Series A-1, 5.25%, 11/15/56	250	290,278

Security	Par (000)	Value
New York (continued)

Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued):
Green Bonds, Series C-2, 0.00%, 11/15/39(c)(d)	$1,590	$724,229
Series B, 5.00%, 11/15/37	915	1,056,880
Series F, 5.00%, 11/15/30	1,500	1,699,605
Series F, 5.00%, 11/15/35	500	581,365
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,120	1,239,874
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	558,510
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	1,320	1,442,654
5.25%, 01/01/50	1,480	1,639,603
(AGM), 4.00%, 07/01/41	300	310,878
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	920	978,668
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,109,750
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 4.00%, 01/15/43	480	493,171
178th Series, 5.00%, 12/01/43	430	474,858
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/46	215	244,638
5.25%, 01/01/56	725	840,630
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/37	1,530	1,691,675
Series I, 5.00%, 01/01/42	1,030	1,136,306
Series J, 5.00%, 01/01/41	1,000	1,100,960
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	276,828
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32(c)	505	314,201
General, MTA Bridges & Tunnels, Series C-2, 5.00%, 11/15/42	680	798,762

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
General, Series A, 5.25%, 11/15/45	$370	$426,518
General, Series A, 5.00%, 11/15/50	500	561,675

		22,384,905
Utilities — 16.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	245	292,385
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,500	1,736,985
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	270	313,133
Long Island Power Authority, RB, Electric Systems:
CAB, Series A (AGM), 0.00%, 06/01/28(c)	3,515	2,612,067
General, Series C (CIFG), 5.25%, 09/01/29	1,000	1,227,360
Long Island Power Authority, Refunding RB, Electric System:
Series A, 5.50%, 04/01/19(b)	500	525,450
Series B, 5.00%, 09/01/41	75	86,580
Series B, 5.00%, 09/01/46	410	469,909
State of New York Environmental Facilities Corp., RB, Green Bond, Series C, 5.00%, 08/15/37	510	605,161
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
Revolving Funds, Series B, 5.00%, 06/15/36	350	385,872
State Clean Water & Drinking Water Revolving Finance Authority Projects, Series A, 5.00%, 06/15/37	1,500	1,529,970

Security	Par (000)	Value
New York (continued)

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$2,690	$3,077,225

		12,862,097

Total Municipal Bonds in New York		110,470,782

Multi-State — 2.7%
Housing — 2.7%
Centerline Equity Issuer Trust(a)(e):
Series A-4-2, 6.00%, 10/31/19	1,000	1,056,620
Series B-3-2, 6.30%, 10/31/19	1,000	1,060,660

Total Municipal Bonds in Multi-State		2,117,280

Puerto Rico — 1.5%
Housing — 0.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	275	281,182

Tobacco — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	900	867,204

Total Municipal Bonds in Puerto Rico		1,148,386

Total Municipal Bonds — 148.0% (Cost — $106,103,851)		113,736,448

Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1%(f)

New York — 18.1%
County/City/Special District/School District — 4.4%
City of New York New York, GO, Sub-Series I-1, 5.00%, 03/01/36	500	565,808
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	581,362

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)

County/City/Special District/School District (continued)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$1,995	$2,224,429

		3,371,599
Education — 0.7%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	510	577,047
State — 4.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	1,300	1,350,713
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	299,876
4.00%, 10/15/32	350	388,433
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,000	1,089,765

		3,128,787
Transportation — 3.3%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,100,355
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	847,156
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	576,910

		2,524,421
Utilities — 5.6%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	55	56,510
5.75%, 06/15/40	185	188,972

Security	Par (000)/Shares	Value
New York (continued)

Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	$1,500	$1,655,245
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,005	1,114,934
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 06/15/46	992	1,049,764
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	190	205,568

		4,270,993

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.1% (Cost — $13,208,413)		13,872,847

Total Long-Term Investments — 166.1% (Cost — $119,312,264)		127,609,295

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(g)(h)	695,810	696,019

Total Short-Term Securities — 0.9% (Cost — $696,019)		696,019

Total Investments — 167.0% (Cost — $120,008,283)		128,305,314
Other Assets Less Liabilities — 0.8%		596,428
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.2)%		(7,832,461)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.6)%		(44,249,242)

Net Assets Applicable to Common Shares — 100.0%		$76,820,039

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY)

(e)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended November 30, 2017, investments in issuers considered to an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	604,604	91,206	695,810	$696,019	$1,685	$3	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	11	03/20/18	$1,365	$9,831
Long U.S. Treasury Bond	14	03/20/18	2,124	22,273
5-Year U.S. Treasury Note	15	03/29/18	1,745	6,628

Total				$38,732

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CIFG
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY)

PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency
SRF	State Revolving Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock New York Municipal Income Trust II (BFY)

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$127,609,295	$—	$127,609,295
Short-Term Securities	696,019	—	—	696,019

Total	$696,019	$127,609,295	$—	$128,305,314

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$38,732	$—	$—	$38,732

(a)	See above schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(7,816,903)	$—	$(7,816,903)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

	$—	$(52,216,903)	$—	$(52,216,903)

During the period ended November 30, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock New York Municipal Income Trust II

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock New York Municipal Income Trust II

Date: January 22, 2018